Commitments (Tables)	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Shipbuilding, Operating Leases, and Port Facilities and Other Commitments
As of November 30, 2022, we expect the timing of our new ship growth capital commitments to be as follows:

(in millions) Year
2023	$1,755
2024	2,400	(a)
2025	895	(a)
Thereafter	—
	$5,050

(a) As of November 30, 2022, includes a ship subject to financing. Subsequent to November 30, 2022, we obtained financing for the 2024 and 2025 ship deliveries, such that these commitments are no longer subject to financing.